EARNINGS PER SHARE AND FULLY-DILUTED SHARES	12 Months Ended
Dec. 31, 2022
Disclosure Of Earnings Per Share [Abstract]
EARNINGS PER SHARE AND FULLY-DILUTED SHARES	EARNINGS PER SHARE AND FULLY-DILUTED SHARESBasic earnings per share is calculated based on the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is computed based on the weighted average number of ordinary shares outstanding including the dilutive effect of shares to be issued in the future under certain arrangements such as option plans and warrants issued. For the years ended 31 December 2022, 2021 and 2020, the basic and diluted profit per share is:

	2022	2021	2020
Net profit attributable to equity owners of the parent (in $ ‘000)	13,674	15,996	37,746
Weighted average shares outstanding	648,676,119	642,007,692	636,268,929
Basic profit per share (in $)	0.021	0.025	0.058
Weighted average diluted shares outstanding	707,141,263	701,151,525	682,737,280
Diluted profit per share (in $)	0.019	0.023	0.055
For 2022 the diluted net profit used in the calculation of dilutive profit per share amounts to $13.7 million. Difference between the weighted average shares outstanding and the weighted average diluted shares outstanding used for basic profits calculations per share relates to options, warrants and LTIP. The 62,412,622 average shares related to the convertible bonds are anti-dilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share.
Diluted shares
The composition of the number of shares and share rights outstanding as well as authorized share capital as per December 31, 2022 and the date of these financial statements is provided in the following table.
Movements of shares and other instruments between December 31, 2022 and April 4, 2023 are shown in the table below:

	December 31, 2022	Shares issued	Shares reserved	April 4, 2023
Shares	656,348,225	2,324,118	—	658,672,343
RSU	4,931,000	—	—	4,931,000
Options	47,596,801	(756,191)	(762,000)	46,078,610
Convertible bonds	62,412,622	—	—	62,412,622
LTIP	15,304,821	(1,516,432)	3,790,993	17,579,382
Issued	786,593,469	51,495	3,028,993	789,673,957
Available for issue	93,406,531	(51,495)	(3,028,993)	90,326,043
Authorized share capital	880,000,000	—	—	880,000,000